Depreciation and amortization (Tables)	12 Months Ended
Dec. 31, 2025
Depreciation and amortisation expense [abstract]
Schedule of Depreciation and Amortization

	2025	2024	2023
	US$'000	US$'000	US$'000
		(Recast)	(Recast)
Amortization of intangible assets	9,882	2,545	2,883
Depreciation	11,624	2,306	1,602
	21,506	4,851	4,485